Summary of Amounts Reclassification from AOCI to Net Income (Detail) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2015		Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1]	$ (4)		$ (1)		$ (18)		$ (4)
Amortization of pension , amounts reclassified from AOCI to net income, tax benefit	[1]	1				5		1
Amortization of pension , amounts reclassified from AOCI to net income, net of tax	[1],[2]	(3)		(1)		(13)		(3)
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	6				47
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, tax expense	[1]	(2)				(17)
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, net of tax	[1],[2]	4				30
Gains on available for sale securities sale reclassified from AOCI to net income, before tax	[1]			(9)		(11)		(45)
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, tax expenses	[1]			2		1		5
Losses on available-for-sale securities, amounts reclassified from AOCI to net income, net of tax	[1],[2]			(7)		(10)		(40)
Total reclassification for the period	[1],[2]	1		(8)		7		(43)
Other (income) expense, net | Available-for-sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on available-for-sale securities, Other-than-temporary impairment of available-for-sale equity securities, amounts reclassified from AOCI to net income, before tax	[1]			(9)		(14)		(45)
Gains on available for sale securities sale reclassified from AOCI to net income, before tax	[1]					3
Foreign exchange contracts | Cost of Sales
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]	6				46
Interest rate contracts | Net Interest expense
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains (losses) on hedging activities, amounts reclassified from AOCI to net income, before tax	[1]					1
Actuarial losses and other
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of pension , amounts reclassified from AOCI to net income, before tax	[1]	$ (4)	[3]	$ (1)	[3]	$ (18)	[4]	$ (4)	[4]

[1]	Amounts in parentheses indicate reductions to net income.
[2]	See table below for details about these reclassifications.
[3]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 9.
[4]	These AOCI components are included in the computation of net periodic benefit cost disclosed in Note 12.